Restatement of Previously Issued Financial Statements	6 Months Ended
Sep. 30, 2022
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 21 — RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the process of filing its Form F-1 Registration Statement, the Company restated the accompanying financial statements and related notes for the six months ended September 30, 2021.

The note on adjustment is provided below:

On April 1, 2021, the Company has deconsolidated DDC from its financial statements. The following table represents the effects of the restatement on the accompanying consolidated balance sheet at September 30, 2021.

	As Previously Reported	Restated	Net Adjustment
ASSETS
Total current assets	44,996,870	44,369,905	626,965
Total non-current assets	42,946,557	41,690,197	1,256,360
Total assets	87,943,427	86,060,102	1,883,325

EQUITY AND LIABILITIES
Total current liabilities	43,634,527	41,629,853	2,004,675

Total non-current liabilities	32,412,926	32,411,031	1,895
Total liabilities	76,047,453	74,040,884	2,006,570

Commitments and contingenccies	1,942,050	730,000	1,212,050

Total equity	11,895,974	12,019,218	(123,244)
Total equity and liabilities	87,943,427	86,060,102	1,883,326

The following table represents the effects of the restatement on the accompanying consolidated results of operations for the six months ending September 30, 2021.

Consolidated Results of Operations

	As Previously Reported	Restated	Net Adjustment
	($US)	($US)
STATEMENT OF OPERATIONS DATA:
Revenue from contract with customers	751,795	102,013	649,782
Other Income	7,258,605	7,524,016	(265,411)
Total Income	8,010,400	7,626,029	384,371
Cost of revenue	370,668	36,001	334,667
Other operating expenses	227,057	341,062	(114,005)
Legal and professional expenses	231,687	225,566	6,121
Staffing expenses	288,905	205,574	83,331
Depreciation and amortisation	6,114,505	6,015,398	99,107
Total Expenses	7,232,822	6,823,601	409,221
Net income	(777,578)	802,428	(24,850)
Finance cost	220,376	220,376	—
Finance income	788	—	788
Income (loss) from continuing operations before income taxes	557,990	582,052	(24,062)
Income tax	765,207	766,173	(966)
Net income	(207,217)	(184,121)	(23,096)
Other comprehensive income	—	—	—
Items that may be reclassified subsequently to income	—	—	—
Foreign currency translation reserves, net of tax	350,596	344,958	5,638
Total comprehensive income for the period	143,379	160,837	(17,458)
Attributable to:
Controlling interest	138,910	160,837	(21,927)
Non-controlling interest	4,469	—	4,469